Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2018
Provisions for liabilities and charges
Schedule of provisions and liabilities

	Provisions for commitments	Payment Protection Insurance	Other regulatory provisions	Vacant leasehold property	Other	Total
	£m	£m	£m	£m	£m	£m
Balance at 31 December 2017	30	2,778	1,292	56	1,390	5,546
Adjustment for IFRS 9 (note 22)	243					243

Balance at 1 January 2018	273					5,789
Exchange and other adjustments	(10)	100	—	—	41	131
Provisions applied	—	(1,145)	(528)	(9)	(419)	(2,101)
Charge for the period	(15)	550	257	13	18	823

At 30 June 2018	248	2,283	1,021	60	1,030	4,642